Short-Term Borrowings (Details) - Schedule of short-term borrowings - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Short-term borrowings:
short-term borrowings	¥ 77,000,000	¥ 24,895,606
China CITIC Bank [Member]
Short-term borrowings:
short-term borrowings		14,900,000
Maturity	September, 2021
China CITIC Bank [Member] | Minimum [Member]
Short-term borrowings:
Annual Interest Rate	4.98%
China CITIC Bank [Member] | Maximum [Member]
Short-term borrowings:
Annual Interest Rate	5.00%
China CITIC Bank [Member]
Short-term borrowings:
short-term borrowings	¥ 27,000,000
Annual Interest Rate	4.70%
Maturity	March,2022
Bank of Ningbo [Member]
Short-term borrowings:
short-term borrowings		9,995,606
Maturity	October, 2021
Bank of Ningbo [Member] | Minimum [Member]
Short-term borrowings:
Annual Interest Rate	4.80%
Bank of Ningbo [Member] | Maximum [Member]
Short-term borrowings:
Annual Interest Rate	5.22%
Bank of Ningbo [Member]
Short-term borrowings:
short-term borrowings	¥ 50,000,000
Annual Interest Rate	4.80%
Maturity	December, 2022